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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21308

Alger China-U.S. Growth Fund
(Exact name of registrant as specified in charter)

111 Fifth Avenue, New York, New York		10003
(Address of principal executive offices)		(Zip code)

Mr. Hal Liebes Fred Alger Management, Inc. 111 Fifth Avenue New York, New York 10003
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-806-8800

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2009

ITEM 1. Schedule on Investments.

ALGER CHINA-U.S. GROWTH FUND

Schedule of Investments‡ (Unaudited) July 31, 2009

	SHARES	VALUE
COMMON STOCKS—91.1%

AUSTRALIA—1.3%
OIL & GAS EXPLORATION & PRODUCTION—1.3%
Linc Energy Ltd.* (Cost $668,877)	632,700	$822,392

BRAZIL—1.2%
DIVERSIFIED METALS & MINING—1.2%
Vale S.A.# (Cost $416,313)	39,550	780,322

CANADA—1.7%
COMMUNICATIONS EQUIPMENT—0.7%
Research In Motion Ltd.*	6,350	482,600

FERTILIZERS & AGRICULTURAL CHEMICALS—0.7%
Potash Corporation of Saskatchewan Inc.	5,300	492,953

GOLD—0.3%
Yamana Gold Inc.	21,700	205,933

TOTAL CANADA (Cost $1,030,963)		1,181,486

CAYMAN ISLANDS—3.9%
APPLICATION SOFTWARE—1.4%
VanceInfo Technologies Inc.#*	62,700	949,905

DISTRIBUTORS—0.6%
Inspur International Ltd.*	2,220,000	380,978

DIVERSIFIED METALS & MINING—0.8%
China Metal Recycling Holdings Ltd.*	480,600	574,236

INTERNET SOFTWARE & SERVICES—1.1%
Tencent Holdings Ltd.	54,600	737,624

TOTAL CAYMAN ISLANDS (Cost $1,885,017)		2,642,743

CHINA—25.2%
AUTOMOBILE MANUFACTURERS—1.0%
Great Wall Motor Co., Ltd.	644,500	736,805

COMMUNICATIONS EQUIPMENT—0.3%
ZTE Corp.	53,548	234,573

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.4%
China High Speed Transmission Equipment Group Co., Ltd.	200,000	501,158
China National Materials Co., Ltd.	533,000	504,799
		1,005,957
CONSTRUCTION MATERIALS—0.4%
China National Building Material Co., Ltd.	128,000	278,790

DIVERSIFIED BANKS—4.0%
Bank of Communications Co., Ltd.	338,000	416,501
China Construction Bank Corp.	1,857,000	1,497,570
Industrial & Commercial Bank of China	1,164,000	838,074
		2,752,145

	SHARES	VALUE
COMMON STOCKS—(CONT.)

CHINA—(CONT.)
ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
Byd Co., Ltd. *	77,500	$428,997
Suntech Power Holdings Co., Ltd. #*	18,900	347,571
Yingli Green Energy Holding Co., Ltd. #*	14,600	193,742
		970,310
ELECTRONIC COMPONENTS—0.3%
AAC Acoustic Technologies Holdings Inc.*	212,000	204,613

GOLD—0.5%
Zhaojin Mining Industry Co., Ltd.	199,000	330,209

HEALTH CARE EQUIPMENT—0.8%
China Medical Technologies Inc.#*	37,050	586,502

HOME ENTERTAINMENT SOFTWARE—0.6%
Changyou.com Ltd.#*	11,500	422,625

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.8%
Datang International Power Generation Co., Ltd.	892,000	585,839

INDUSTRIAL MACHINERY—0.0%
Duoyuan Global Water Inc.#*	1,100	32,945

INTEGRATED OIL & GAS—1.9%
China Petroleum & Chemical Corp.	524,000	472,611
PetroChina Co., Ltd.	694,000	826,526
		1,299,137
INTERNET SOFTWARE & SERVICES—2.3%
Baidu Inc. #*	2,100	731,094
Netease.com #*	18,050	795,282
		1,526,376
LEISURE PRODUCTS—0.8%
Anta Sports Products Ltd.	350,000	524,771

LIFE & HEALTH INSURANCE—3.4%
China Life Insurance Co., Ltd.	351,000	1,557,977
Ping An Insurance Group Co., of China Ltd.	87,000	769,524
		2,327,501
PACKAGED FOODS & MEATS—1.0%
China Yurun Food Group Ltd.	255,000	403,391
Want Want China Holdings Ltd. *	478,000	285,565
		688,956
PAPER PRODUCTS—0.7%
Nine Dragons Paper Holdings Ltd.	476,649	491,407

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.8%
Sino-Ocean Land Holdings Ltd.	509,500	542,367

REAL ESTATE SERVICES—1.2%
E-House China Holdings Ltd.#*	45,850	815,213

STEEL—1.6%
Angang Steel Co., Ltd.	198,000	449,138
Maanshan Iron & Steel *	812,999	633,610
		1,082,748
TOTAL CHINA (Cost $11,953,575)		17,439,789

	SHARES	VALUE
COMMON STOCKS—(CONT.)

HONG KONG—20.4%
COMPUTER & ELECTRONICS RETAIL—0.6%
GOME Electrical Appliances Holdings Ltd.*	1,500,000	$433,546

CONSTRUCTION & ENGINEERING—0.7%
China State Construction International Holdings Ltd.	928,000	487,347

ELECTRONIC MANUFACTURING SERVICES—0.8%
Ju Teng International Holdings Ltd.	710,000	535,016

EXCHANGE TRADED FUNDS—0.6%
iShares Asia Trust - iShares FTSE/Xinhua A50 China Tracker	201,100	415,690

INDUSTRIAL CONGLOMERATES—0.7%
Hutchison Whampoa Ltd.	69,000	514,603

MARINE—0.6%
Orient Overseas International Ltd.	76,000	424,126

MARINE PORTS & SERVICES—0.5%
China Merchants Holdings International Co., Ltd.	110,000	363,352

MULTI-LINE INSURANCE—0.9%
China Taiping Insurance Holdings Co., Ltd.*	204,000	618,577

OIL & GAS EXPLORATION & PRODUCTION—1.2%
CNOOC Ltd.	327,000	440,498
Cnpc Hong Kong Ltd.	440,000	448,513
		889,011
RAILROADS—0.9%
MTR Corp.*	163,921	594,342

REAL ESTATE MANAGEMENT & DEVELOPMENT—6.6%
Cheung Kong Holdings Ltd.	75,000	967,736
China Resources Land Ltd.	280,225	679,767
Hang Lung Group Ltd.	71,000	370,572
Kerry Properties Ltd.	72,852	376,948
New World Development Ltd.	271,000	645,500
Shimao Property Holdings Ltd.	231,500	465,984
Sino Land Co., Ltd. *	308,000	628,713
Sun Hung Kai Properties Ltd.	26,000	394,191
		4,529,411
SPECIALIZED FINANCE—3.8%
Hong Kong Exchanges and Clearing Ltd.	138,800	2,613,005

WIRELESS TELECOMMUNICATION SERVICES—2.5%
China Mobile Ltd.	167,000	1,758,337

TOTAL HONG KONG (Cost $9,028,833)		14,176,363

JAPAN—1.7%
AUTOMOBILE MANUFACTURERS—0.6%
Honda Motor Co., Ltd.	15,050	482,194

HOME ENTERTAINMENT SOFTWARE—1.1%
Nintendo Co., Ltd.#	22,600	748,512

TOTAL JAPAN (Cost $1,241,707)		1,230,706

	SHARES	VALUE
COMMON STOCKS—(CONT.)

SWITZERLAND—0.9%
OIL & GAS DRILLING—0.9%
Transocean Ltd.* (Cost $353,425)	7,950	$633,536

TAIWAN—10.4%
AIR FREIGHT & LOGISTICS—0.4%
Farglory F T Z Investment Holding Co., Ltd.*	225,000	265,065

AUTOMOBILE MANUFACTURERS—0.5%
Yulon Motor Co., Ltd.*	333,000	333,426

COMPUTER HARDWARE—0.9%
Wistron Corp.*	285,000	568,124

COMPUTER STORAGE & PERIPHERALS—0.5%
InnoLux Display Corp.*	261,000	343,672

DISTRIBUTORS—0.9%
WPG Holdings Co., Ltd.*	505,000	620,321

DIVERSIFIED BANKS—0.8%
Chinatrust Financial Holding Co., Ltd. *	269,000	170,134
First Financial Holding Co., Ltd. *	640,625	394,435
		564,569
ELECTRICAL COMPONENTS & EQUIPMENT—1.4%
Cheng Uei Precision Industry Co., Ltd. *	286,620	573,100
Simplo Technology Co., Ltd. *	84,128	369,252
		942,352
ELECTRONIC COMPONENTS—0.8%
Wintek Corp.*	764,000	585,668

ELECTRONIC MANUFACTURING SERVICES—1.1%
HON HAI Precision Industry Co., Ltd.*	231,200	796,318

OTHER DIVERSIFIED FINANCIAL SERVICES—0.2%
Fubon Financial Holding Co., Ltd.*	147,000	150,773

PACKAGED FOODS & MEATS—0.4%
Uni-President Enterprises Corp.*	263,000	272,956

REAL ESTATE MANAGEMENT & DEVELOPMENT—0.7%
Sinyi Realty Co.*	276,000	505,596

SEMICONDUCTORS—1.8%
MediaTek Inc. *	31,062	446,407
Pixart Imaging Inc. *	44,000	356,072
Taiwan Semiconductor Manufacturing Co., Ltd. #	44,572	466,669
		1,269,148
TOTAL TAIWAN (Cost $5,179,294)		7,217,988

UNITED STATES—24.4%
AEROSPACE & DEFENSE—0.4%
BE Aerospace Inc.*	18,750	303,000

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)
AIR FREIGHT & LOGISTICS—1.5%
United Parcel Service Inc., Cl. B	20,100	$1,079,973

APPLICATION SOFTWARE—0.4%
SolarWinds Inc.*	15,250	305,000

ASSET MANAGEMENT & CUSTODY BANKS—0.1%
State Street Corp.	1,950	98,085

BIOTECHNOLOGY—0.8%
Alexion Pharmaceuticals Inc. *	4,900	215,845
Celgene Corp. *	4,600	262,016
Human Genome Sciences Inc. *	3,050	43,615
		521,476
CASINOS & GAMING—0.7%
International Game Technology	8,650	170,838
Las Vegas Sands Corp. *	34,750	324,912
		495,750
COMMERCIAL PRINTING—0.2%
Warnaco Group Inc., /The*	4,550	165,302

COMMUNICATIONS EQUIPMENT—3.6%
Cisco Systems Inc. *	57,800	1,272,177
Qualcomm Inc.	24,600	1,136,766
		2,408,943
COMPUTER & ELECTRONICS RETAIL—0.2%
Best Buy Co., Inc.	3,200	119,584

COMPUTER HARDWARE—0.5%
Apple Inc.*	2,300	375,797

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS—1.7%
Cummins Inc.	9,700	417,197
Deere & Co.	15,450	675,783
		1,092,980
DATA PROCESSING & OUTSOURCED SERVICES—0.4%
Mastercard Inc.	1,550	300,747

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
First Solar Inc.*	3,750	578,964

FERTILIZERS & AGRICULTURAL CHEMICALS—0.8%
Mosaic Co., /The	10,900	568,435

GENERAL MERCHANDISE STORES—0.5%
Target Corp.	7,850	342,417

HYPERMARKETS & SUPER CENTERS—1.3%
Wal-Mart Stores Inc.	18,150	905,322

INDUSTRIAL MACHINERY—0.8%
SPX Corp.	9,900	522,918

INTERNET RETAIL—0.4%
Amazon.com Inc.*	3,150	270,144

INTERNET SOFTWARE & SERVICES—1.1%
Yahoo! Inc.*	54,900	786,168

	SHARES	VALUE
COMMON STOCKS—(CONT.)

UNITED STATES—(CONT.)
LIFE & HEALTH INSURANCE—0.2%
Prudential Financial Inc.	3,850	$170,440

OIL & GAS EQUIPMENT & SERVICES—0.7%
Smith International Inc.	19,800	497,574

OTHER DIVERSIFIED FINANCIAL SERVICES—0.3%
Bank of America Corp.	11,600	171,564

PHARMACEUTICALS—1.6%
Johnson & Johnson	18,000	1,096,020

REGIONAL BANKS—0.0%
Regions Financial Corp.	1,300	5,746

RESTAURANTS—0.9%
Yum! Brands Inc.	16,700	592,182

SEMICONDUCTORS—2.5%
Altera Corp.	25,700	480,333
Atheros Communications Inc. *	15,250	381,250
Broadcom Corp., Cl. A *	2,850	80,456
Intel Corp.	30,950	595,787
Skyworks Solutions Inc. *	14,900	179,992
		1,717,818
SPECIALIZED FINANCE—0.7%
CME Group Inc.	1,800	501,894

SPECIALIZED REITS—0.1%
Host Hotels & Resorts Inc.	4,100	37,228

SYSTEMS SOFTWARE—1.1%
Microsoft Corp.	31,950	751,464

TOTAL UNITED STATES (Cost $15,869,645)		16,782,935

TOTAL COMMON STOCKS (Cost $47,627,649)		62,908,260

CONVERTIBLE PREFERRED STOCK—0.2%

BRAZIL—0.2%
DIVERSIFIED METALS & MINING—0.2%
Vale Capital II, 6.75%, 6/15/2012 (Cost $100,000)	2,000	121,840

PRINCIPAL AMOUNT
CORPORATE BONDS—0.2%

UNITED STATES—0.2%
CASINOS & GAMING—0.2%
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 662.50%, 12/1/14(L2) (Cost $122,730)	145,000	135,213

	PRINCIPAL AMOUNT	VALUE
SHORT-TERM INVESTMENTS—7.9%

TIME DEPOSITS—7.9%
Wells Fargo Grand Cayman, 0.03%, 8/3/09	$4,056,900	$4,056,900
Citibank Bahamas, 0.03%, 8/3/09	1,355,977	1,355,977

TOTAL TIME DEPOSITS (Cost $5,412,877)		5,412,877

Total Investments (Cost $53,263,256)(a)	99.4%	68,578,190
Other Assets in Excess of Liabilities	0.6	445,205
NET ASSETS	100.0%	$69,023,395

‡	Securities classified as Level 1 for FAS 157 disclosure purposes based on valuation inputs unless otherwise noted.

*	Non-income producing security.
#	American Depositary Receipts.
(a)

At July 31, 2009, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $56,156,607 amounted to $12,421,583 which consisted of aggregate gross unrealized appreciation of $17,017,156 and aggregate gross unrealized depreciation of $4,595,573.

(L2)	Security classified as Level 2 for FAS 157 disclosure purposes based on valuation inputs.

See Notes to Financial Statements.

ALGER CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger China-U.S. Growth Fund (formerly The China-U.S. Growth Fund) (the “Fund”) is a diversified open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Fund’s investment objective is long-term capital appreciation. It seeks to achieve its objective by normally investing in equity securities which are publicly traded in the United States, China, Hong Kong and Taiwan markets. The Fund commenced operations on November 3, 2003 with the issuance of 10,000 shares at $10.00 per share to Fred Alger Management, Inc. (“Alger Management”), the Fund’s investment manager. The Fund’s single share class was re-designated as Class A shares effective January 24, 2005, and are generally subject to an initial sales charge. Class C shares were first offered March 3, 2008, and are generally subject to a deferred sales charge.

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: Investments of the Fund are valued on each day the New York Stock Exchange (the “NYSE”) is open as of the close of the NYSE (normally 4:00 p.m. Eastern time). Securities for which such information is readily available are valued at the last reported sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of reported sales, securities are valued at a price within the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities in which the Fund invests may be traded in markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment adviser, pursuant to policies established by the Board of Trustees, believes to be the fair value of these securities as of the close of the NYSE. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open.

Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

NOTE 3 — Fair Value Measurements:

The Funds have adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs

ALGER CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are consistent with the market approach whereby prices and other relevant information generated by market transactions involving identical or comparable assets are used to measure fair value.  Inputs for Level 1 include exchange listed prices and broker quotes in an active market.  Inputs for Level 2 include the last trade price in the case of a halted security, a broker quote in an inactive market, an exchange listed price which has been adjusted for fair value factors, and prices of closely related securities.  Additional Level 2 inputs include an evaluated price which is based upon on a compilation of observable market information such as spreads for fixed income and preferred securities.  Inputs for Level 3 include derived prices from unobservable market information which can include cash flows and other information obtained from a company’s financial statements, or from market indicators such as benchmarks and indices.

The major categories of securities and their respective fair value inputs are detailed in the Funds’ Schedule of Investments.  The following is a summary of the inputs used as of July 31, 2009 in valuing the Funds’ investments carried at fair value:

DESCRIPTION	TOTAL FUND	LEVEL 1	LEVEL 2	LEVEL 3
Alger China-U.S. Growth Fund
Investments in securities	$68,578,190	$68,442,977	$135,213	$—
Total	$68,578,190	$68,442,977	$135,213	$—

NOTE 4 — Derivatives:

On March 19, 2008, the FASB released Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for fiscal years and interim periods beginning after November 15, 2008.

Forward currency contracts—In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Funds may enter into forward currency contracts. Additionally, each Fund may enter into such contracts to economically hedge certain other foreign currency denominated investments. These contracts are valued at the current cost of covering or offsetting such contracts, and the related realized and

ALGER CHINA-U.S. GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counterparties fail to settle these currency contracts or the related foreign security trades, a Fund could be exposed to foreign currency fluctuations.

Options—In order to produce incremental earnings or protect against changes in the value of portfolio securities, the Funds may buy and sell put and call options, write covered call options on portfolio securities and write cash-secured put options.

The Funds purchase put options or writes covered call options for speculative purposes or to economically hedge against adverse movements in the value of portfolio holdings. The Funds will segregate assets to cover its obligations under option contracts.

When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may also purchase put and call options. Purchasing put and call options tends to decrease the Fund’s exposure to the underlying instrument. The Fund pays a premium which is included in the Funds’ Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying security to determine the realized gain or loss.

ITEM 2.  Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Alger China-U.S. Growth Fund

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Daniel C. Chung

Daniel C. Chung

President

Date: September 29, 2009

By	/s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: September 29, 2009